Schedule II Valuation and Qualifying Accounts	12 Months Ended
Aug. 29, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(in millions)

MICRON TECHNOLOGY, INC.

	Balance at Beginning of Year	Business Acquisitions	Charged (Credited) to Costs and Expenses	Deductions/ Write-Offs	Balance at End of Year
Allowance for Doubtful Accounts
Year ended August 29, 2013	$5	$—	$1	$(1)	$5
Year ended August 30, 2012	3	—	5	(3)	5
Year ended September 1, 2011	4	—	—	(1)	3

Deferred Tax Asset Valuation Allowance
Year ended August 29, 2013	$1,522	$1,292	$370	$31	$3,215
Year ended August 30, 2012	1,207	—	373	(58)	1,522
Year ended September 1, 2011	1,263	—	(103)	47	1,207

Certain deferred tax assets and liabilities in prior years were corrected with corresponding changes in the valuation allowance, resulting in no change to net deferred tax assets. The change in these items was not material for any period presented.